USAA CORE SHORT-TERM BOND ETF (USTB)

USAA MSCI USA VALUE MOMENTUM BLEND INDEX ETF (ULVM)

USAA MSCI USA SMALL CAP VALUE MOMENTUM BLEND INDEX ETF (USVM) USAA MSCI INTERNATIONAL VALUE MOMENTUM BLEND INDEX ETF (UIVM)

USAA MSCI EMERGING MARKETS VALUE MOMENTUM BLEND INDEX ETF (UEVM)

SUPPLEMENT DATED NOVEMBER 7, 2018,

TO EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 13, 2017, AS SUPPLEMENTED NOVEMBER 1, 2017, AND OCTOBER 15, 2018

USAA CORE INTERMEDIATE-TERM BOND ETF (UITB)

SUPPLEMENT DATED NOVEMBER 7, 2018,

TO THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 13, 2017, AS SUPPLEMENTED NOVEMBER 1, 2017,

MAY 7, 2018, AND OCTOBER 15, 2018

This Supplement updates certain information contained in the above-dated prospectuses for the USAA exchange-traded funds (the "Funds"). Please review this important information carefully.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the investment adviser to the Funds, announced that AMCO would be acquired by Victory Capital Holdings, Inc. ("Victory"), a global investment management firm headquartered in Cleveland, Ohio (the "Transaction"). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Funds' Board of Trustees and of Fund shareholders at a special shareholder meeting to be held in 2019.

The Transaction is not expected to result in any material changes to the Funds' respective investment objectives and principal investment strategies.

No shareholder action is necessary at this time. More detailed information about the proposals to be voted on at the special shareholder meeting will be provided in a forthcoming proxy statement. When you receive your proxy statement, please review it carefully and cast your vote. This Supplement is not a proxy and is not soliciting any proxy, which can only be done by means of a proxy statement.

You should retain this Supplement for future reference.

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